LOANS TO THIRD PARTIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Loans to third parties				$ (5,438,617)	$ 5,417,516	$ 296,217
Repayment of loan			$ 833,235		4,866,365
Loan to third party A [Member]
Repayment of loan		$ 300,000
Terms of extension agreement	Agreed to repay the remaining balance in March 2019 with an annual interest rate of 4.5%
Loan to third party A [Member] | June 2018 To September 2018 [Member]
Loans to third parties					5,200,000
Loan to third party A [Member] | August 2018 To September 2018 [Member]
Repayment of loan					$ 4,300,000
Terms of extension agreement					Agreed to repay the remaining balance in January 2019 with an annual interest rate of 4.5% for the remaining balance
Loan to third party C [Member]
Description for the term of loan						From December 2017 to February 2018
Operating loan, interest rate						3.60%
Loan to third party A And B [Member] | September 2018 To January 2019 [Member]
Interest amount waived					$ 200,000